Premises and Equipment - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense
Depreciation expense	$ 2,062	$ 1,797	$ 1,735